SEGMENT DATA - asset information or operating expenses by segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Data
Net sales	$ 104,406	$ 110,536	$ 427,288	$ 404,642
Cost of goods sold	64,217	66,577	256,598	251,704
Gross profit	40,189	43,959	170,690	152,938
Reconciling Items
Segment Data
Net sales	(5,076)	(5,942)	(24,944)	(23,969)
Cost of goods sold	(5,075)	(5,938)	(24,932)	(24,105)
Gross profit	(1)	(4)	(12)	136
Products | Operating segments
Segment Data
Net sales	85,386	93,818	362,189	343,689
Cost of goods sold	51,120	55,594	213,881	211,048
Gross profit	34,266	38,224	148,308	132,641
Distribution | Operating segments
Segment Data
Net sales	24,096	22,660	90,043	84,922
Cost of goods sold	18,172	16,921	67,649	64,761
Gross profit	$ 5,924	$ 5,739	$ 22,394	$ 20,161